INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory, Net [Abstract]
Schedule of Inventories
	December 31,
	2025	2024

Raw materials	4,798	4,141
Work-in-progress	5,569	4,467
Finished goods	787	880

	11,154	9,488